UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2006
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lone Pine Capital LLC
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Address:   Two Greenwich Plaza
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-11152
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
           --------------------------------------------------
Title:     Managing Director, Portfolio Manager
           --------------------------------------------------
Phone:     (203) 618-1400
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.   Greenwich, Connecticut          02/14/07
       -------------------------    ---------------------------     ---------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        44
                                               -------------

Form 13F Information Table Value Total:        $8,175,323
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                                  Form 13F INFORMATION TABLE
              COLUMN 1              COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                          VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS CUSIP    (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED    NONE
------------------------------- -------------- --------- --------  --------  --- ---- ---------- --------- --------- ------- -------
ADVANCE AUTO PARTS              COM            00751Y106  124,158  3,491,501  SH         SOLE              3,491,501     0        0
-----------------------------------------------------------------------------------------------------------------------------------
AFFYMAX INC                     COM            00826A109    5,576    163,817  SH         SOLE                163,817     0        0
------------------------------------------------------------------------------------------------------------------------------------
AMERICA MOVIL-ADR SERIES L      SPON ADR L SHS 02364W105  420,509  9,299,189  SH         SOLE              9,299,189     0        0
------------------------------------------------------------------------------------------------------------------------------------
APPLE COMPUTER INC              COM            037833100  254,240  2,996,695  SH         SOLE              2,996,695     0        0
------------------------------------------------------------------------------------------------------------------------------------
ARRAY BIOPHARMA INC             COM            04269X105    6,672    516,390  SH         SOLE                516,390     0        0
------------------------------------------------------------------------------------------------------------------------------------
BAIDU.COM - ADR                 SPON ADR REP A 056752108  108,324    961,255  SH         SOLE                961,255     0        0
------------------------------------------------------------------------------------------------------------------------------------
BED BATH & BEYOND INC           COM            075896100   15,611    409,747  SH         SOLE                409,747     0        0
------------------------------------------------------------------------------------------------------------------------------------
BROOKFIELD ASSET MANAGE-CL A    CL A           112585104   26,145    542,653  SH         SOLE                542,653     0        0
------------------------------------------------------------------------------------------------------------------------------------
BROOKFIELD ASSET MANAGE-CL A    CL A           112585104  535,948 11,086,495  SH         SOLE             11,086,495     0        0
------------------------------------------------------------------------------------------------------------------------------------
CARMAX INC                      COM            143130102  364,312  6,793,067  SH         SOLE              6,793,067     0        0
------------------------------------------------------------------------------------------------------------------------------------
CB RICHARD ELLIS GROUP INC-A    CL A           12497T101   99,532  2,997,949  SH         SOLE              2,997,949     0        0
------------------------------------------------------------------------------------------------------------------------------------
CAREER EDUCATION                COM            141665109   62,780  2,533,500  SH PUT     SOLE              2,533,500     0        0
------------------------------------------------------------------------------------------------------------------------------------
CISCO SYSTEMS INC               COM            17275R102  238,139  8,713,453  SH         SOLE              8,713,453     0        0
------------------------------------------------------------------------------------------------------------------------------------
COACH INC                       COM            189754104   80,577  1,875,638  SH         SOLE              1,875,638     0        0
------------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP NEW                CL A           20030N200  308,009  7,354,565  SH         SOLE              7,354,565     0        0
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CORNING INC                     COM            219350105   76,673  4,097,955  SH         SOLE              4,097,955     0        0
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CTRIP.COM INTERNATIONAL-ADR     ADR            22943F100   61,984    993,808  SH         SOLE                993,808     0        0
------------------------------------------------------------------------------------------------------------------------------------
DICKS SPORTING GOODS INC        COM            253393102  114,608  2,339,410  SH         SOLE              2,339,410     0        0
------------------------------------------------------------------------------------------------------------------------------------
EASTMAN KODAK                   COM            277461109   94,170  3,650,000  SH PUT     SOLE              3,650,000     0        0
------------------------------------------------------------------------------------------------------------------------------------
EQUINIX INC                     COM NEW        29444U502  143,463  1,897,155  SH         SOLE              1,897,155     0        0
------------------------------------------------------------------------------------------------------------------------------------
GENENTECH INC                   COM NEW        368710406  348,242  4,292,390  SH         SOLE              4,292,390     0        0
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC CO             COM            369604103   20,629    554,395  SH         SOLE                554,395     0        0
------------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC                      CL A           38259P508  325,737    707,385  SH         SOLE                707,385     0        0
------------------------------------------------------------------------------------------------------------------------------------
GRUPO TELEVISA SA DE CV         SP ADR REP ORD 40049J206  303,963 11,253,703  SH         SOLE             11,253,703     0        0
------------------------------------------------------------------------------------------------------------------------------------
INTERCONTINENTAL EXCHANGE INC   COM            45865V100  306,179  2,837,617  SH         SOLE              2,837,617     0        0
------------------------------------------------------------------------------------------------------------------------------------
ITT EDUCATIONAL SERVICES INC    COM            45068B109  123,018  1,853,516  SH         SOLE              1,853,516     0        0
------------------------------------------------------------------------------------------------------------------------------------
MARRIOTT INTERNATIONAL          CL A           571903202  185,062  3,878,088  SH         SOLE              3,878,088     0        0
------------------------------------------------------------------------------------------------------------------------------------
MARTIN MARIETTA MATERIALS INC   COM            573284106  318,118  3,061,474  SH         SOLE              3,061,474     0        0
------------------------------------------------------------------------------------------------------------------------------------
MASTERCARD INC                  CL A           57636Q104  322,379  3,273,215  SH         SOLE              3,273,215     0        0
------------------------------------------------------------------------------------------------------------------------------------
MONSANTO CO NEW                 COM            61166W101  303,399  5,775,736  SH         SOLE              5,775,736     0        0
------------------------------------------------------------------------------------------------------------------------------------
NETEASE.COM INC - ADR           SPONSORED ADR  64110W102  185,105  9,903,977  SH         SOLE              9,903,977     0        0
------------------------------------------------------------------------------------------------------------------------------------
NYMEX HOLDINGS INC              COM            62948N104  255,310  2,058,788  SH         SOLE              2,058,788     0        0
------------------------------------------------------------------------------------------------------------------------------------
OVERSTOCK.COM, INC              COM            690370101    7,663    485,000  SH PUT     SOLE                485,000     0        0
------------------------------------------------------------------------------------------------------------------------------------
POLO RALPH LAUREN CORP          CL A           731572103  134,728  1,734,848  SH         SOLE              1,734,848     0        0
------------------------------------------------------------------------------------------------------------------------------------
QUALCOMM INC                    COM            747525103  487,889 12,910,539  SH         SOLE             12,910,539     0        0
------------------------------------------------------------------------------------------------------------------------------------
RESOURCES CONNECTION INC        COM            76122Q105   67,860  2,131,291  SH         SOLE              2,131,291     0        0
------------------------------------------------------------------------------------------------------------------------------------
SCHLUMBERGER LTD                COM            806857108  332,259  5,260,599  SH         SOLE              5,260,599     0        0
------------------------------------------------------------------------------------------------------------------------------------
SEPRACOR INC                    COM            817315104   24,632    400,000  SH PUT     SOLE                400,000     0        0
------------------------------------------------------------------------------------------------------------------------------------
SLM CORP                        COM            78442P106  271,026  5,557,218  SH         SOLE              5,557,218     0        0
------------------------------------------------------------------------------------------------------------------------------------
SOUTHWESTERN ENERGY CO          COM            845467109  331,633  9,461,712  SH         SOLE              9,461,712     0        0
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STRAYER EDUCATION INC           COM            863236105   55,488    523,225  SH         SOLE                523,225     0        0
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TELEKOMUNIK INDONESIA           SP ADR         715684106   18,144    397,900  SH         SOLE                397,900     0        0
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VISTAPRINT LIMITED              SHS            G93762204   56,302  1,700,462  SH         SOLE              1,700,462     0        0
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VULCAN MATERIALS CO             COM            929160109  249,127  2,772,087  SH         SOLE              2,772,087     0        0
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